UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2018

Date of reporting period:  November 30, 2017

Item 1. Schedule of Investments.

Green Square Tax Exempt High Income Fund
Schedule of Investments
November 30, 2017 (Unaudited)

Description	Par	Value
MUNICIPAL BONDS - 89.4%
Anderson, Indiana Economic Development (Obligor: Anderson University)
6.000%, 10/01/2042	$2,235,000	$2,296,373
Buckeye Tobacco Settlement Financing Authority
5.875%, 06/01/2047	850,000	809,633
California Pollution Control Financing Authority (AMT) (Obligor: Calplant I, LLC)
8.000%, 07/01/2039	1,880,000	2,120,020
Canton Housing Authority (Obligor: Provident Group - Canton Cove Properties, LLC)
6.500%, 07/01/2051	2,175,000	2,209,387
Capital Trust Agency, Inc.
10.000%, 11/01/2020 (Obligor: Voans SW Florida Healthcare, Inc.)	3,000,000	3,021,510
7.000%, 10/01/2049 (Obligor: Tuscan Gardens of Palm Coast Obligated Group, LLC)	150,000	145,342
Collier County, Florida Industrial Development Authority (Obligor: The Arlington of Naples, Inc.)
8.125%, 05/15/2044	2,000,000	2,230,020
Florida Development Finance Corp. (Obligor: Tuscan Isle ChampionsGate Obligated Group, LLC)
6.375%, 06/01/2036	150,000	150,048
6.375%, 06/01/2046	520,000	511,612
Illinois Finance Authority
6.200%, 05/15/2030 (Obligor: Park Place of Elmhurst Obligated Group)	427,250	427,429
5.500%, 12/01/2052 (Obligor: 2017 IAVF Windy City Obligated Group, LLC)	1,350,000	1,352,444
Iowa Finance Authority (Obligor: Sunirse Manor)
5.750%, 09/01/2043	2,200,000	2,256,254
Lake County Florida (Obligor: Village Veranda at Lady Lake Obligated Group, LLC)
7.125%, 01/01/2052	3,000,000	2,926,740
Lake County Port & Economic Development Authority (Obligor: Tapestry Wickliffe, LLC)
6.500%, 12/01/2037	800,000	796,720
6.750%, 12/01/2052	2,100,000	2,092,713
Michigan Tobacco Settlement Finance Authority
6.000%, 06/01/2048	1,550,000	1,554,185
New Jersey Economic Development Authority (Obligor: The Kintock Group of New Jersey, Inc.)
8.000%, 09/01/2019	3,000,000	2,998,920
Sheridan Station West Metropolitan District
6.000%, 12/01/2047	1,200,000	1,196,676
South Carolina Economic Development Authority (Obligor: CR River Park, LLC)
7.750%, 10/01/2057	2,200,000	2,204,114
Tarrant County Cultural Education Facilities Finance Corp. (Obligor: Buckingham Senior Living Community, Inc.)
5.750%, 11/15/2037	2,275,000	2,237,826
Virgin Islands Public Finance Authority
5.000%, 10/01/2027	1,500,000	911,250
5.000%, 10/01/2029	4,630,000	2,812,725
Washington State Housing Finance Commission (Obligor: Heron's Key Obligated Group)
7.000%, 07/01/2045	1,150,000	1,235,020
7.000%, 07/01/2050	100,000	107,076
Westchester County Industrial Development Agency (AMT) (Obligor: Million Air Two, LLC)
7.000%, 06/01/2046	400,000	403,768
Wisconsin Public Finance Authority (AMT) (Obligor: Million Air Two Obligated Group, LLC)
7.125%, 06/01/2041	2,280,000	2,257,474
Woodloch Health Facilities Development Corp. (Obligor: Senior Care Living VII, LLC)
6.750%, 12/01/2051	375,000	398,070
Total Municipal Bonds
(Cost $41,663,516)		41,663,349

SHORT-TERM INVESTMENT - 14.6%
Dreyfus AMT-Free Tax Exempt Cash Management, Institutional Class, 0.74% (a)
Total Short-Term Investment
(Cost $6,812,176)	6,812,176	6,812,176

Total Investments - 104.0%
(Cost $48,475,692)		48,475,525
Liabilites in Excess of Other Assets - (4.0)%		(1,887,012)
Total Net Assets - 100.0%		$46,588,513

(a)	The rate shown is the annualized seven day effective yield as of November 30, 2017.
AMT -	Alternative Minimum Tax. As of November 30, 2017, the total value of securities subject to AMT was $4,781,262 or 10.3% of net assets.

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of November 30, 2017, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$41,663,349	$-	$41,663,349
Short-Term Investment	6,812,176	-	-	6,812,176
Total Investments	$6,812,176	$41,663,349	$-	$48,475,525

Transfers between Levels are recognized at the end of the reporting period. During the period ended November 30, 2017, the Fund recognized no transfers between Levels. The Fund did not invest in any Level 3 investments during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  January 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                              James R. Arnold, President

Date  January 29, 2018

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                              Brian R. Wiedmeyer, Treasurer

Date  January 29, 2018